Condensed Financial Information Of Parent Company	12 Months Ended
May 31, 2011
Condensed Financial Information Of Parent Company
Condensed Financial Information Of Parent Company

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2010	2011
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	51,728	53,887
Prepaid expense and other current assets	418	341
Amounts due from related parties	37,703	40,578

Total current assets	89,849	94,806
Investments in subsidiaries and VIE	340,307	480,503

Total assets	430,156	575,309

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities:
Accrued expenses and other current liabilities	308	330
Amounts due to related parties	2,281	756

Total current liabilities	2,589	1,086

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2010 and 2011, respectively; 155,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2010 and 2011, respectively)	1,518	1,540
Additional paid-in capital	164,975	186,585
Retained earnings	237,762	339,536
Accumulated other comprehensive loss	23,312	46,562

Total equity	427,567	574,223

Total liabilities and equity	430,156	575,309

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2009	2010	2011
	US$	US$	US$
Operating costs and expenses:
General and administrative	17,506	16,520	15,413

Total operating costs and expenses	17,506	16,520	15,413

Operating loss	(17,506)	(16,520)	(15,413)
Other expenses	—	(250)	—
Interest income	1,261	98	241
Equity in earnings of subsidiaries and variable interest entity	77,261	94,461	116,946

Net income	61,016	77,789	101,774

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Equity and Comprehensive Income

(In thousands, except share data)

			Additional paid-in capital	Retained earnings	Accumulated other comprehensive income		Comprehensive income
						Total shareholders' equity
	Common shares
	Unrestricted shares	Amount
		US$	US$	US$	US$	US$	US$
Balance at June 1, 2008	152,197,907	1,503	177,794	98,957	20,426	298,680
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	5,308	—	—	5,321
Non-vested equity shares vested	—	6	(6)	—	—	—
Share based compensation expense	—	—	16,750	—	—	16,750
Shares repurchase	(2,193,200)	(22)	(33,498)	—	—	(33,520)
Waived rental expense by a minority shareholder	—	—	22	—	—	22
Comprehensive income:
Net income	—	—	—	61,016	—	61,016	61,016
Foreign currency translation adjustment	—	—	—	—	2,977	2,977	2,977

Total comprehensive income							63,993

Balance at May 31, 2009	153,004,707	1,500	166,370	159,973	23,403	351,246

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	4,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	28	12,408	—	—	12,436
Non-vested equity shares vested	—	6	(6)	—	—	—
Share based compensation expense	—	—	16,183	—	—	16,183
Shares repurchase	(1,625,320)	(16)	(29,980)	—	—	(29,996)
Comprehensive income:
Net income	—	—	—	77,789	—	77,789	77,789
Foreign currency translation adjustment	—	—	—	—	(91)	(91)	(91)

Total comprehensive income							77,698

Balance at May 31, 2010	155,379,387	1,518	164,975	237,762	23,312	427,567

Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares	3,000,000	—	—	—	—	—
Issuance of ADS shares for the exercises of employee share options	—	13	6,574	—	—	6,587
Non-vested equity shares vested	—	9	(9)	—	—	—
Share based compensation expense	—	—	15,045	—	—	15,045
Comprehensive income:
Net income	—	—	—	101,774	—	101,774	101,774
Foreign currency translation adjustment	—	—	—	—	23,250	23,250	23,250

Total comprehensive income							125,024

Balance at May 31, 2011	158,379,387	1,540	186,585	339,536	46,562	574,223

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2009	2010	2011
	US$	US$	US$
Cash flows from operating activities:
Net income	61,016	77,789	101,774
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(77,261)	(94,461)	(116,946)
Share-based compensation expense	16,750	16,183	15,045
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	484	51	(31)
Accrued expenses and other current liabilities	(3,602)	(1,290)	303
Amounts due from/to related parties	(29,022)	3,113	(4,418)

Net cash provided by (used in) operating activities	(31,635)	1,385	(4,273)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share option	5,322	12,436	6,432
Cash paid for shares repurchase	(35,455)	(29,996)	—

Net cash used in financing activities	(30,133)	(17,560)	6,432

Net decrease in cash and cash equivalents	(61,768)	(16,175)	2,159
Cash and cash equivalents, beginning of year	129,671	67,903	51,728

Cash and cash equivalents, end of year	67,903	51,728	53,887

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

The Company and its subsidiaries and VIE were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company's stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2010 and 2011:

	May 31,
	2010	2011
	US$	US$
Amount due from related parties:
Beijing Judgment	16,608	16,474
Beijing Hewstone	5,915	5,862
Beijing Decision	7,409	7,341
Winner Park	5	8
Smart Shine	5,005	8,007
Elite Concept Holdings Limited	2,761	2,886

	37,703	40,578

Amount due to related parties:
New Orietnal China	2,281	756

	2,281	756

All related party balances were non-interest bearing and unsecured.